Number of Crude Oil and Natural Gas Wells Drilled and Completed (Detail) - Wells	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive		1	5
Net exploratory wells, Dry	1	1	2
Net exploratory wells, Total	1	2	7
Net development wells, Productive	3	1	34
Net development wells, Dry		1
Net development wells, Total	3	2	34
Total	4	4	41
Australia [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	1		1
Net development wells, Total	1		1
Total	1		1
United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive			1
Net exploratory wells, Total			1
Net development wells, Productive	1		33
Net development wells, Dry		1
Net development wells, Total	1	1	33
Total	1	1	34
Other countries [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive		1	4
Net exploratory wells, Dry	1	1	2
Net exploratory wells, Total	1	2	6
Net development wells, Productive	1	1
Net development wells, Total	1	1
Total	2	3	6